LEASES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating lease cost	¥ 439	¥ 416
Maximum [Member]
Remaining operating lease term	8 years
Minimum [Member]
Remaining operating lease term	1 year